Operating leases and finance leases (Detail 1) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	$ 4,688
Less: Sublease rental income commitments	250
Net commitments for minimum payments under operating leases	4,438
2019
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	684
2020
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	647
2021
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	543
2022
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	489
2023
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	449
2024 and thereafter
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	1,877
UBS AG
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	4,546
Less: Sublease rental income commitments	250
Net commitments for minimum payments under operating leases	4,296
UBS AG | 2019
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	658
UBS AG | 2020
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	622
UBS AG | 2021
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	528
UBS AG | 2022
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	474
UBS AG | 2023
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	434
UBS AG | 2024 and thereafter
Disclosure of Operating Lease By Lessee
Commitments for minimum payments under operating leases	$ 1,830